Segment Reporting - Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Voyage revenues		$ 392,251	$ 379,975	$ 374,008
Voyage expenses		1,772	1,387	2,042
Vessel operating expenses		86,347	89,046	84,577
Depreciation and amortization		99,825	91,919	89,347
General and administrative		27,149	24,120	23,247
Write down of vessels		29,367
Gain on sale of vessel	(4,300)			(4,340)
Restructuring charge				175
Income from vessel operations		147,791	173,503	178,960
Equity income		78,866	20,584	8,043
Investment in and advances to equity accounted joint ventures		409,735	191,448
Total assets		3,638,761	3,464,348
Expenditures for vessels and equipment		39,894	64,685	26,652
Expenditures for dry docking		7,493	19,638	12,727
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues		278,511	269,408	264,816
Voyage expenses		66	(87)	29
Vessel operating expenses		45,816	47,773	46,496
Depreciation and amortization		69,064	62,889	60,954
General and administrative		17,532	13,385	12,239
Gain on sale of vessel				(4,340)
Income from vessel operations		146,033	145,448	149,438
Equity income		78,866	20,584	8,043
Investment in and advances to equity accounted joint ventures		409,735	191,448
Total assets		3,143,205	2,911,659
Expenditures for vessels and equipment		39,366	63,686	24,095
Expenditures for dry docking		6,054	13,831	2,014
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues		113,740	110,567	109,192
Voyage expenses		1,706	1,474	2,013
Vessel operating expenses		40,531	41,273	38,081
Depreciation and amortization		30,761	29,030	28,393
General and administrative		9,617	10,735	11,008
Write down of vessels		29,367
Restructuring charge				175
Income from vessel operations		1,758	28,055	29,522
Total assets		495,556	552,689
Expenditures for vessels and equipment		528	999	2,557
Expenditures for dry docking		$ 1,439	$ 5,807	$ 10,713